Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of December 31, 2025 is as follows:

Operating Leases
2026	3,366
2027	1,517
2028	373
Total lease payment	5,256
Less imputed interest	(138)
Present value of operating lease liabilities	5,118
Less: current obligation	(3,279)
Long-term obligation as of December 31, 2025 (RMB)	1,839
Long-term obligation as of December 31, 2025 (US$)	263

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the years ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,902	2,679	2,850
Weighted average remaining lease term of operating leases (years)	3.03	2.12	1.50
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%